Intangible assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization of intangible assets	$ 3,452	$ 3,059	$ 2,951